Offerings - Offering: 1	Jun. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 17,354,784
Amount of Registration Fee	$ 2,396.70
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,396.70 was paid in connection with the filing of the Schedule TO-I by Dynamic Alternatives Fund (File No. 005-94632) on January 12, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.